Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 45,189	$ 21,123	$ 131,323	$ 124,287	$ 170,369	$ 65,135